Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Loans Receivable
Schedule of loans receivable

	At December 31,	At December 31,
	2025	2024
G Mining Ventures Term Loan	$—	$75.9
EMX Term Loan	—	34.1
Loans receivable	$—	$110.0
Current	$—	$5.9
Non-Current	—	104.1
Loans receivable	$—	$110.0